Segment information - Schedule of segment information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Revenue	$ 94,122	$ 83,492
Advertising expenses	15,100	12,540
Depreciation and amortization (including right-of-use assets):	2,706	1,112
Interest income	4,220	3,806
Interest expense:	476	449
Profit before income tax:	44,476	32,778
Social casino games
Disclosure of operating segments [line items]
Revenue	76,946	70,281
Advertising expenses	9,134	7,474
Depreciation and amortization (including right-of-use assets):	1,806	303
Interest income	4,220	3,806
Interest expense:	476	447
Profit before income tax:	44,724	33,755
iGaming
Disclosure of operating segments [line items]
Revenue	17,176	13,211
Advertising expenses	5,966	5,066
Depreciation and amortization (including right-of-use assets):	900	809
Interest income	0	0
Interest expense:	0	2
Profit before income tax:	$ (248)	$ (977)